Revenue from Contracts with Customers - Schedule of Contract liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Deferred revenue, current	$ 3,201	$ 883
Deferred revenue, noncurrent	570	134
Total deferred revenue	$ 3,771	$ 1,017